PNG Ventures, Inc.
5310 Harvest Hill Road, Suite 229
Dallas, Texas 75230
Telephone: (214) 613-0220 • Facsimile: (214) 613-0230

Attn: Mark Wojciechowski,

Re:          PNG Ventures, Inc.
Form 10-K for the Fiscal Year Ended December 31, 2008 Filed April 15, 2009
Form 10-Q for the Quarterly Period Ended June 30, 2009 Filed August 13, 2009
Response letter dated September 30, 2009 File No. 000-29735

Dear Mr. Wojciechowski:

Thank you for your consideration of our response to the SEC Comment Letter of September 2, 2009 and your additional requests in your most recent Comment Letter dated October 29, 2009. We appreciate the opportunity to improve the quality and content of our disclosures.

The Company response to the SEC Comment Letter dated October 29, 2009, follows. We have included the Comments above each of our responses for reference and ease of review.

We acknowledge that we are responsible for the adequacy and accuracy of the disclosure in our public filings including our response to SEC comments. We acknowledge that staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to our public filings and understand that SEC staff comments may not be asserted as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

We welcome any additional any further inquiries following this submission.

Sincerely,

/s/ Richard Rychlik
Richard Rychlik